Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2012
Principal Activities and Organization
Schedule of Company's subsidiaries, VIEs and VIE's subsidiary

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited (“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities(“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

Beijing Aizhenxin Information Technology Co., Ltd. (“Beijing Aizhenxin”)	August 13, 2012	PRC	100%	Online dating services

VIE’ssubsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services